Prepayments and Other Receivables (Tables)	12 Months Ended
Nov. 30, 2025
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables

Prepayments and other receivables consist of the following:

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Rental deposit	345,980	73,771	9,473
Prepayment of consulting fee	1,500,000	1,500,000	192,629
Others receivable	364	1,080,000	138,693
Total	1,846,344	2,653,771	340,795